Property, Plant and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 24.8	$ 25.2	$ 25.8